March 14, 2005

VIA EDGAR

Ms. Barbara C. Jacobs
Division of Corporation Finance
United States Securities and Exchange Commission
450 Fifth St., N.W.
Washington, DC 20549

Re:	Novell, Inc. Registration Statement on Form S-3 File No. 333-119281

Dear Ms. Jacobs:

On behalf of our client, Novell, Inc., a Delaware corporation (the "Company"), we are hereby transmitting via EDGAR, pursuant to the Securities Act of 1933, as amended (the "Act"), Post-Effective Amendment No. 1 to the Company's registration statement on Form S-3 (Registration No. 333-119281) (the "Registration Statement"), with exhibits, in connection with $600,000,000 aggregate principal amount of the Company's 0.50% Convertible Senior Debentures due 2024 (the "Debentures") and 52,074,300 shares of the Company's common stock, par value $.10 per share, issuable upon conversion of the Debentures.

The Registration Statement was initially filed on September 24, 2004 and was declared effective on December 23, 2004. Amendment No. 1 transmitted contemporaneously herewith amends the Registration Statement to reflect subsequent changes in the ownership of the Debentures.

The Company supplementally advises the Staff that selling securityholders named in Post-Effective Amendment No. 1, which had not been previously named in the Registration Statement, have the following affiliations with broker dealers:

•
Each of BTOP Multi Strategy Master Portfolio Ltd. and Pyramid Equity Strategy Fund, selling securityholders identified in Post Effective Amendment No. 1 to the Registration Statement, is affiliated with Deutsche Bank Trust Co. Americas, a registered broker-dealer.

If you have any questions or comments regarding this matter, please contact either Howard A. Kenny at (212) 309-6843 or the undersigned at (212) 309-6704.

Very truly yours,
/s/ FINNBARR D. MURPHY Finnbarr D. Murphy

*        *        *

        If you have any questions, please feel free to contact me at (212) 309-6843 or Finn Murphy at (212) 309-6704.

Sincerely yours,
/s/ HOWARD A. KENNY Howard A. Kenny
cc:	Novell, Inc. Joseph A. LaSala Jay Reilly Morgan, Lewis & Bockius LLP Howard L. Shecter Finn Murphy